Details to the consolidated cash flow statements (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Income taxes paid (refund)	$ 1,993	$ 1,809	$ 1,611
Income taxes paid (refund), classified as investing activities	0	139	0
Income taxes paid (refund), classified as operating activities	1,876	1,506	1,487
Discontinued operations
Statement [line items]
Income taxes paid (refund), classified as investing activities	79	0	0
Income taxes paid (refund), classified as operating activities	$ 38	$ 164	$ 124